CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2010
CASH AND CASH EQUIVALENTS
NOTE 4 - CASH AND CASH EQUIVALENTS

For purposes of our consolidated statement of cash flows, Cash and Cash Equivalents comprises the following :

	12/31/2010	12/31/2009
Cash and due from banks	5,568	5,355
Interest-bearing deposits in other banks	32,365	60,101
TOTAL	37,933	65,456